FAIR VALUE MEASUREMENTS - Schedule of the Black-Scholes option model for the Private Placement Warrants (Details) - $ / shares			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 05, 2019	Nov. 29, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Share Price	$ 9.38	$ 9.37		$ 9.42
CIK000178115 Alussa Energy Acquisition Corp
Fair Value Measurements (Details) - Schedule of fair value on a recurring basis [Line Items]
Share Price			$ 10.06		$ 10.00	$ 10.06
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 2 months 12 days	5 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	20.00%	20.00%	26.17%	20.00%	40.03%	26.17%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.64%	1.64%	0.43%	1.72%	0.96%	0.43%